EXECUTION VERSION

AMENDMENT

TO THE REGISTRATION RIGHTS AGREEMENT

This Amendment (the “Amendment”), dated as of April 14, 2022, by and between Invesco Advantage Municipal Income Trust II, a Delaware statutory trust (the “Fund”), and Banc of America Preferred Funding Corporation, a Delaware corporation, including its successors by merger or operation of law (“BofA PFC” or the “Shareholder”) is made with respect to that Registration Rights Agreement by and between the Fund and the Shareholder dated as of November 19, 2019, as such agreement may have been amended from time to time (the “Registration Rights Agreement”). Capitalized terms used herein and not otherwise defined herein shall have the meanings given them in the Registration Rights Agreement.

WHEREAS, the Fund and the Shareholder have entered into an agreement to amend the terms of the VMTP Shares in order to, among other things, extend the Term Redemption Date (as defined in the Statement).

NOW THEREFORE, it is hereby agreed as follows:

Section 1. The Registration Rights Agreement is hereby amended by deleting the language of Section 5.2 in its entirety and replacing it with the following:

“5.2 Termination of Registration Rights. The rights to cause the Fund to register Registrable Securities granted under Section 3 and to receive notices pursuant to Section 3, shall terminate on the earliest of (i) the day that is 9 months prior to the Term Redemption Date (as such term is defined in the Statement), unless extended, (ii) a notice of redemption having been issued by the Fund under the Statement for the redemption of all of the Registrable Securities unless a Redemption Default (as defined in the Statement) has occurred, or the repurchase by the Fund (including by exchange of securities) of and cancellation of all of the Registrable Securities or (iii) the date a Demand Registration has been effected and the Registrable Securities have been sold or otherwise disposed of in accordance with the plan of distribution set forth in the Registration Statement and Prospectus relating thereto or, subject to Section 3.3(d), all Holders have withdrawn from the Demand Registration.”

Section 2. The effective date of this Amendment shall be the date first above written and, except as amended by this Amendment, the terms of the Registration Rights Agreement shall remain in full force and effect.

Section 3. This Amendment may be executed in any number of separate counterparts, each of which shall be deemed to be an original, and all sets of counterparts signed by all Parties shall constitute but one and the same instrument.

Section 4. THIS AMENDMENT WILL BE GOVERNED BY, AND CONSTRUED AND ENFORCED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK WITHOUT REFERENCE TO PRINCIPLES OF CONFLICTS OF LAW (OTHER THAN SECTION 5-1401 OF THE GENERAL OBLIGATIONS LAW).

IN WITNESS WHEREOF, the Parties hereto have caused this Amendment to be executed by their respective duly authorized officers as of the date first above written.

BANC OF AMERICA PREFERRED FUNDING CORPORATION

By:	/s/ Michael Jentis
Name:	Michael Jentis
Title:	Managing Director

INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

By:	/s/ Amanda Roberts
Name:	Amanda Roberts
Title:	Assistant Secretary

[VKI Amendment to Registration Rights Agreement]